Other Investments (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 JPY (¥)	Oct. 31, 2022 JPY (¥)	Oct. 22, 2022 shares
Other Investments [Line Items]
Purchased traded stock (in Shares) | shares								100
Cash consideration (in Yen) | ¥							¥ 364,148
Fair value investment		$ 2				¥ 359,500
Investment Fund One [Member]
Other Investments [Line Items]
Fair value of the investment	$ 15,000	13,344
Investment fund redemption notice period	1 month
Fair value gain		$ 4,643	$ 1,091
Investment Fund Two [Member]
Other Investments [Line Items]
Fair value of the investment	$ 17,100
Investment fund redemption period	3 years
Fair value loss				$ 3,314	$ 7,415
Redeemed investment				$ 1,300